INCOME TAX - Additional information (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
INCOME TAX
Valuation Allowance	$ 2,848,868	$ 1,412,365	$ 1,173,032
Federal
INCOME TAX
Net operating loss carryovers	5,380,000
State
INCOME TAX
Net operating loss carryovers	$ 5,370,000